UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2018

Date of reporting period: August 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR § 270.30e-1) is attached hereto.

EXCHANGE TRADED CONCEPTS TRUST

EMQQ The Emerging Markets Internet & Ecommerce ETF

Annual Report

August 31, 2018

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Table of Contents

Management Discussion of Fund Performance	2
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	11
Report of Independent Registered Public Accounting Firm	20
Trustees and Officers of the Trust	21
Disclosure of Fund Expenses	24
Approval of Advisory Agreements	25
Notice to Shareholders	28
Supplemental Information	29

The Fund will file its complete schedule of Fund holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Exchange Traded Concepts Trust uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent period ended June 30, is available (i) without charge, upon request, by calling 1-855-888-9892; and (ii) on the Commission’s website at http://www.sec.gov.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited)

EMQQ The Emerging Markets Internet & Ecommerce ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in EMQQ The Emerging Markets Internet & Ecommerce ETF (“EMQQ” or the “Fund”). The following information pertains to the last fiscal period of August 31, 2017 through August 31, 2018.

The Fund saw negative performance during the fiscal period ending on August 31, 2018. The market price for EMQQ fell 6.30% and the NAV fell 6.05%, while the S&P 500, a broad market index, returned 19.66% over the same period. The Fund’s Index, EMQQ The Emerging Markets Internet & Ecommerce Index™, fell 5.19%. Meanwhile, outstanding shares rose to 11,550,000.

For the period, the largest positive contributor to return was Mercadolibre (MELI US), adding 1.13% to the return of the Fund, gaining 32.61% with an average weighting of 4.79%. The second largest contributor to return was 58.com Inc ADR (WUBA US), adding 0.84% to the return of the Fund, gaining 21.48% with an average weighting of 3.55%. The third largest contributor to return was Kingdee International Software (268 HK), adding 0.78% to the return of the Fund, gaining 168.24% with an average weighting of 0.93%.

For the period, the largest negative contributor to return was JD.com ADR (JD US), detracting 1.88% from the return of the Fund, declining 25.32% with an average weighting of 5.70%. The security contributing second-most negatively was Netease ADR (NTES US), detracting 1.67% from the return of the Fund, and declining 27.79% with an average weighting of 5.06%. The third largest negative contributor to return was CTRIP.com ADR (CTRP US), detracting 1.39% from the return of the Fund, and declining 23.91% with an average weight of 4.34%.

For the period, the best performing security in the Fund was Kingdee International Software (268 HK) gaining 168.24% and contributing 0.78% to the return of the Fund. The second-best performing security for the period was Baozun ADR (BZUN US), gaining 96.36% and contributing 0.27% to the return of the Fund. The third-best performing security was 21 Vianet Group ADR (VNET US), gaining 87.86% for the period and contributing 0.18% to the return of the Fund.

For the period, the worst performing security in the Fund was Link Motion ADR (LKM US), declining 67.27% and reducing the return of the Fund by 0.09%. The second-worst performing security in the Fund was Meitu Inc (1357 HK), declining 64.86% and reducing the return of the Fund by 0.97%. The third-worst performing security in the Fund was Sohu.com ADR (SOHU US), declining 59.97% and reducing the return of the Fund by 0.46%.

There is much ahead for the internet and ecommerce sectors of the developing world and we are thankful that you have joined us. As technology-related companies begin entering the market through high profile acquisitions, we believe the awareness of and opportunities for our Fund should only increase. We look forward to keeping you well informed as things progress.

Sincerely,
Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited) (Continued)

The EMQQ The Emerging Markets Internet & Ecommerce IndexTM (the “Index”) is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies. The Index covers over 40 companies operating in emerging and frontier markets including China, India, Brazil, Russia, South Korea, Taiwan, South Africa, Mexico, Argentina, Malaysia, Thailand, Indonesia, Vietnam, Philippines, Turkey, Czech Republic, Poland and Colombia.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the index proportionate to its market value.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED AUGUST 31, 2018
	One Year Return		Three Year Return		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
EMQQ The Emerging Markets Internet & Ecommerce ETF	(6.05)%	(6.30)%	19.12%	18.93%	7.01%	6.98%
EMQQ The Emerging Markets Internet & Ecommerce IndexTM	(5.19)%	(5.19)%	20.40%	20.40%	8.03%	8.03%
S&P 500 Index	19.66%	19.66%	16.11%	16.11%	12.02%	12.02%

*Fund commenced operations on November 12, 2014.

‡Unaudited

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Management Discussion of Fund Performance (Unaudited) (Concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.emqqetf.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.emqqetf.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative index in Management Discussion of Fund Performance.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2018

Description	Shares	Fair Value
COMMON STOCK — 99.2%

Argentina — 6.1%
Consumer Discretionary — 0.2%
Despegar.com*	49,995	$842,916
Information Technology — 5.9%
MercadoLibre	65,686	22,491,543
Total Argentina		23,334,459

Brazil — 1.2%
Consumer Discretionary — 1.2%
B2W Cia Digital*	302,131	1,930,805
CVC Brasil Operadora e Agencia de Viagens	255,100	2,619,665
Total Brazil		4,550,470

China — 49.7%
Consumer Discretionary — 12.0%
Cogobuy Group	1,022,000	388,024
Ctrip.com International ADR*	466,592	18,267,077
JD.com ADR*	724,024	22,661,951
Secoo Holding ADR*	61,766	806,046
Vipshop Holdings ADR*	534,349	3,729,756
		45,852,854
Financials — 2.2%
LexinFintech Holdings ADR*	176,197	2,089,696
PPDAI Group ADR*	280,728	1,824,732
Qudian ADR*	464,821	2,765,685
Yirendai ADR	99,573	1,805,259
		8,485,372
Industrials — 0.7%
51job ADR*	36,138	2,793,829

Information Technology — 34.8%
21Vianet Group ADR*	123,939	1,208,405
58.com ADR*	150,642	11,460,843
Alibaba Group Holding ADR*	160,785	28,138,983
Autohome ADR	143,206	11,830,248
Baidu ADR*	113,752	25,762,553
Baozun ADR*	29,359	1,567,477
Bitauto Holdings ADR*	76,338	1,809,974
Changyou.com ADR	29,902	403,378

Description	Shares	Fair Value

Cheetah Mobile ADR*	62,532	$625,320
Fang Holdings ADR*	517,076	1,587,423
Momo ADR*	246,013	11,387,942
NetEase ADR	88,235	17,444,942
SINA*	109,942	7,801,484
Sogou ADR*	162,224	1,335,103
Sohu.com ADR*	53,036	1,132,319
Tian Ge Interactive Holdings	857,000	568,866
Weibo ADR*	50,627	3,885,116
YY ADR*	60,236	4,603,837
		132,554,213
Total China		189,686,268

Germany — 3.5%
Information Technology — 3.5%
Delivery Hero* (A)	175,979	9,717,461
Rocket Internet*	105,347	3,650,153
Total Germany		13,367,614

Hong Kong — 11.7%
Consumer Discretionary — 0.7%
China Literature*	376,000	2,644,345

Financials — 1.3%
Chong Sing Holdings FinTech Gr*	28,420,000	1,991,489
ZhongAn Online P&C Insurance, Cl H*	697,400	2,989,911
		4,981,400
Information Technology — 9.7%
HC Group	950,197	667,047
Kingdee International Software Group	4,354,000	4,959,263
Meitu* (A)	3,620,500	1,960,418
NetDragon Websoft	280,500	587,525
Tencent Holdings	667,492	28,914,533
		37,088,786
Total Hong Kong		44,714,531

India — 1.7%
Consumer Discretionary — 1.0%
Infibeam Avenues	221,352	712,184
MakeMyTrip*	96,267	3,046,850
		3,759,034
Information Technology — 0.7%
Info Edge India	111,930	2,584,958
Total India		6,343,992

Russia — 6.0%
Information Technology — 6.0%
Mail.Ru Group GDR*	307,609	6,613,594
QIWI ADR*	60,710	862,082
Yandex, Cl A*	482,153	15,491,576
Total Russia		22,967,252

South Africa — 7.3%
Consumer Discretionary — 7.3%
Naspers, Cl N	124,378	$27,723,910
Total South Africa		27,723,910

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

August 31, 2018 (Concluded)

Description	Shares	Fair Value

South Korea — 11.0%
Information Technology — 11.0%
AfreecaTV	13,813	$467,817
Cafe24*	9,635	1,400,479
Com2uSCorp	15,152	2,122,083
Kakao	70,479	7,914,364
NAVER	30,780	20,793,747
NCSoft	24,577	8,555,530
NHN Entertainment*	17,422	943,760
Total South Korea		42,197,780

Taiwan — 0.2%
Information Technology — 0.2%
PChome Online	150,058	693,740
Total Taiwan		693,740

Thailand — 0.8%
Information Technology — 0.8%
Sea ADR*	210,877	3,004,997
Total Thailand		3,004,997

Total Common Stock
(Cost $399,342,238)		378,585,013

Total Investments in Securities — 99.2%
(Cost $399,342,238)		$378,585,013

Percentages are based on Net Assets of $381,699,925.

*       Non-income producing security.

(A)  Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at August 31, 2018 was $11,677,879 and represents 3.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of August 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the year ended August 31, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the year ended August 31, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Statement of Assets and Liabilities

August 31, 2018

Assets:
Investments at Cost	$399,342,238
Investments at Fair Value	$378,585,013
Cash and Cash Equivalents	561,716
Receivable for Investment Securities Sold	2,930,761
Total Assets	382,077,490

Liabilities:
Payable for Foreign Currency Due to Custodian (Proceeds $109)	90
Advisory Fees Payable	291,508
Deferred Foreign Capital Gains Tax on Appreciated Securities	85,967

Total Liabilities	377,565

Net Assets	$381,699,925

Net Assets Consist of:
Paid-in Capital	$424,193,302
Distributions in Excess of Net Investment Income	(2,475,018)
Accumulated Net Realized Loss on Investments	(19,175,187)
Net Unrealized Depreciation on Investments	(20,757,225)
Net Unrealized Appreciation on Foreign Currency Translations	20
Accumulated Foreign Capital Gains Tax on Appreciated Securities	(85,967)

Net Assets	$381,699,925

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	11,550,000
Net Asset Value, Offering and Redemption Price Per Share	$33.05

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Statement of Operations

For the year ended August 31, 2018

Investment Income:

Dividend Income	$1,192,038
Interest Income	23,941
Less: Foreign Taxes Withheld	(70,957)

Total Investment Income	1,145,022

Expenses:

Advisory Fees	3,702,058

Total Expenses	3,702,058

Net Investment Loss	(2,557,036)

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain on Investments	663,863 (1)
Foreign Taxes on Realized Gains	(17,110)
Net Realized Gain on Foreign Currency Transactions	37,366
Net Change in Unrealized Depreciation on Investments	(47,174,790)
Net Change in Unrealized Appreciation on Foreign Currency Translations	34
Accrued Foreign Capital Gains Tax on Appreciated Securities	(77,646)

Net Realized and Unrealized Loss on Investments	(46,568,283)

Net Decrease in Net Assets Resulting from Operations	$(49,125,319)

 (1) Includes realized gains (losses) as a result of in-kind redemptions (see Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Statements of Changes in Net Assets

	EMQQ The Emerging Markets Internet & Ecommerce ETF
	Year ended August 31, 2018	Year ended August 31, 2017
Operations:
Net Investment Loss	$(2,557,036)	$(127,113)
Net Realized Gain on Investments, Foreign Taxes on Realized Gains and Foreign Currency Transactions(1)	684,119	4,203,672
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations and Accrued Foreign Capital Gains Tax on Appreciated Securities	(47,252,402)	24,627,006

Net Increase (Decrease) in Net Assets Resulting from Operations	(49,125,319)	28,703,565

Dividends and Distributions to Shareholders:
Investment Income	(1,442,738)	(197,079)
Net Realized Gains	(2,255,627)	—

Total Dividends and Distributions to Shareholders	(3,698,365)	(197,079)

Capital Share Transactions:
Issued	250,171,539	235,012,271
Redeemed	(87,308,038)	(9,975,201)

Increase in Net Assets from Capital Share Transactions	162,863,501	225,037,070

Total Increase in Net Assets	110,039,817	253,543,556

Net Assets:
Beginning of Year	271,660,108	18,116,552
End of Year (Includes Distributions in Excess of Net Investment Income of $(2,475,018) and $(45,125), respectively)	$381,699,925	$271,660,108

Share Transactions:
Issued	6,300,000	7,350,000
Redeemed	(2,400,000)	(400,000)

Net Increase in Shares Outstanding from Share Transactions	3,900,000	6,950,000

 (1) Includes realized gains (losses) as a result of in-kind redemptions (see Note 4 in Notes to Financial Statements).

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ
The Emerging Markets Internet & Ecommerce ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Year/Period Ended August 31

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Year/ Period	Net Investment Loss*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year/ Period	Market Price, End of Year/ Period	Total Return(1)	Net Assets End of Year/ Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment (Loss) to Average Net Assets		Portfolio Turnover(2)
2018	$35.51	$(0.23)	$(1.87)	$(2.10)	$(0.14)	$(0.22)	$(0.36)	$33.05	$33.01	(6.05)%	$381,700	0.86%	(0.59)%		33%
2017	25.88	(0.05)	9.85	9.80	(0.17)	—	(0.17)	35.51	35.56	38.23	271,660	0.86	(0.17)		17
2016	19.90	(0.15)	6.15	6.00	(0.02)	—	(0.02)	25.88	25.86	30.15	18,117	0.86	(0.68)		31
2015(3)	26.00	(0.13)	(5.97)	(6.10)	—	—	—	19.90	19.97	(23.46)	9,950	0.86 (4)	(0.67	)(4)	28

*       Per share data calculated using average shares method.

(1)   Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)   Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(3)   Commenced operations November 12, 2014.

(4)   Annualized.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the U.S. Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of multiple investment portfolios. The financial statements herein are those of EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet & Ecommerce ETF IndexTM (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Fund, the Fund’s business affairs and other administrative matters. Penserra Capital Management LLC (the “Sub-Adviser”) serves as the sub-adviser to the Fund. The Fund commenced operations on November 12, 2014.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units will be issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the fair value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•     Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•     Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•     Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended August 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of August 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned. The Fund is monitoring and recording deferred Indian Capital Gains Tax of $85,967 as of August 31, 2018, please refer to the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of at least 50,000 Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $750 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units  purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $750 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase of a Creation Unit, which the transaction fee is designed to cover.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Except when aggregated in Creation Units, Shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of August 31, 2018:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
EMQQ The Emerging Markets Internet & Ecommerce ETF	50,000	$750	$1,652,500	$750

To the extent the Fund permits the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund at all or a portion of the applicable deposit securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount of 115% of the daily mark-to-market of the missing deposit securities. Amounts are disclosed as Segregated Cash Balances with Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposits Securities on the Statement of Assets and Liabilities.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as the investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.86% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Certain officers or interested trustees of the Trust are also officers or employees of the Adviser or its affiliates. They receive no fees for serving as officers of the Trust.

The Adviser has entered into a license agreement with Big Tree Capital LLC, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018 (Continued)

3. AGREEMENTS (continued)

Sub-Advisory Agreements

The Sub-Adviser is a New York limited liability company located at 4 Orinda Way, Suite 100-A, Orinda, California 94563. The Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.05% on the average daily net assets of the Fund, subject to a $25,000 minimum fee.

The Sub-Adviser’s affiliated broker-dealer, Penserra Securities LLC (“Penserra Securities”), also holds a minority interest in the Sub-Adviser. The Fund may execute brokerage or other agency transactions through registered broker dealer affiliates of either of the Fund, the Adviser, the Sub-Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the Commission. For the fiscal year ended August 31, 2018, the Fund paid commissions to affiliated brokers in the amount of $112,653.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the year ended August 31, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year ended August 31, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
EMQQ The Emerging Markets Internet & Ecommerce ETF	$151,866,011	$137,346,683

There were no purchases or sales of long-term U.S. Government securities by the Fund.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018 (Continued)

4. INVESTMENT TRANSACTIONS (continued)

For the year ended August 31, 2018, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Realized Gain
EMQQ The Emerging Markets Internet & Ecommerce ETF	$214,979,381	$75,796,629	$18,345,678

For the year ended August 31, 2017, the Fund had $1,705,878 of net realized gains as a result of in-kind redemptions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences which are primarily attributable to Passive Foreign Investment Company gains and losses, foreign currency gains and losses and redemption in-kind transactions, have been reclassified within the components of net assets for the year ended August 31, 2018:

	Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-in- Capital
EMQQ The Emerging Markets Internet & Ecommerce ETF	$1,569,881	$(19,773,223)	$18,203,342

The tax character of dividends paid during the years ended August 31, 2018 and August 31, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
EMQQ The Emerging Markets Internet & Ecommerce ETF
2018	$2,628,803	$1,069,562	$3,698,365
2017	197,079	—	197,079

As of August 31, 2018, the components of tax basis accumulated losses were as follows:

EMQQ The Emerging Markets Internet & Ecommerce ETF
Post-October Losses	$(9,619,336)
Capital Loss Carryforwards	(2,693,718)
Late-Year Loss Deferral	(1,219,223)
Unrealized Depreciation	(28,961,100)
Total Accumulated Losses	$(42,493,377)

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018 (Continued)

5. TAX INFORMATION (continued)

Post-October capital losses represent capital losses realized on investment transactions from November 1, 2017 through August 31, 2018, that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2018 through August 31, 2018 and specified losses realized on investment transactions from November 1, 2017 through August 31, 2018, that, in accordance with federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of August 31, 2018, the Fund has the following capital/loss carry forwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Capital Losses Carryforwards
EMQQ The Emerging Markets Internet & Ecommerce ETF
2018	$1,979,758	$713,960	$2,693,718

For federal income tax purposes, the cost of investments owned at August 31, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales and Passive Foreign Investment Company gains and losses, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at August 31, 2018, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
EMQQ The Emerging Markets Internet & Ecommerce ETF	$407,460,056	$36,950,757	$(65,825,890)	$(28,875,133)

6. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

The Fund will normally invest at least 80% of its total assets in securities of the Index or in depositary receipts representing securities of the Index. The Index is designed to measure the performance of an investable universe of publicly-traded, emerging market internet and ecommerce companies.

Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018 (Continued)

6. RISKS OF INVESTING IN THE FUND (continued)

Geographic Investment Risk

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Information Technology Sector Risk

Information technology companies may also be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Investing in China Risk

As of the date of this report, a significant portion of the Index consists of securities of Chinese issuers. Consequently, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within China and to be more volatile than the performance of more geographically diversified funds. The government of China maintains strict currency controls in order to achieve economic, trade and political objectives and regularly intervenes in the currency market. The Chinese government also plays a major role in the country’s economic policies regarding foreign investments. Foreign investors are subject to the risk of loss from expropriation or nationalization of their investment assets and property, governmental restrictions on foreign investments and the repatriation of capital invested. In addition, the rapid growth rate of the Chinese economy over the past several years may not continue, and the trend toward economic liberalization and disparities in wealth may result in social disorder, including violence and labor unrest. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

Internet Companies Risk

The Fund invests in the securities of Internet Companies, including internet services companies and internet retailers. Internet Companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

Information Technology Sector Risk

The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, the loss of patent, copyright and trademark protections, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

7. OTHER

At August 31, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca and have been purchased and sold by persons other than Authorized Participants.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notes to the Financial Statements

August 31, 2018 (Concluded)

8. NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of EMQQ The Emerging Markets Internet & Ecommerce ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of August 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of August 31, 2018, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 29, 2018

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Trustees and Officers of the Trust

(Unaudited)

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

Set forth below are the names, years of birth, positions with the Trust (as defined below), lengths of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-888-9892.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee(2)	Other Directorships held by Trustee
Interested Trustee
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust, 2012 to present – President.	12	Trustee, ETF Series Solutions (2012–2014)
Independent Trustees
David M. Mahle (1944)	Trustee	Since 2011	Jones Day, 2012 to Present – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner; Simplon Investments, 2012 to Present - Director.	21	Trustee, Exchange Listed Funds Trust (9); Trustee, Source ETF Trust (2014–2015)

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Trustees and Officers of the Trust

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee
Independent Trustees (continued)
Kurt Wolfgruber (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007- 2009 – President	21	Director, New Mountain Finance Corp.; Trustee, Exchange Listed Funds Trust (9); Trustee, Source ETF Trust (2014–2015)
Mark Zurack (1957)	Trustee	Since 2011	Columbia Business School, 2002 to Present – Professor	12	Trustee, AQR Funds (49); Trustee, Source ETF Trust (2014–2015)
Timothy Jacoby (1952)	Trustee	Since 2014	Deloitte & Touche LLP, 2000 to 2014 – Partner	21	Trustee, Exchange Listed Funds Trust (9); Trustee, Source ETF Trust (2014–2015); Trustee, Edward Jones Money Market Fund

(1)    Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2)    The Fund Complex includes each series of the Trust and of Exchange Listed Funds Trust.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Trustees and Officers of the Trust

(Unaudited) (Concluded)

Set forth below are the names, years of birth, positions with the Trust (as defined below), lengths and term of office, and the principal occupations held during at least the last five years of each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker is c/o Exchange Traded Concepts Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, the address of Eric Kleinschmidt is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456, and the address of Joseph Scavetti is Cipperman Compliance Services, 480 E. Swedesford Road, Suite 300, Wayne, PA 19087.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Officers
J. Garrett Stevens (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)

T.S. Phillips Investments, Inc., 2000 to
present – Investment Advisor/Vice
President; Exchange Traded Concepts
Trust 2009 to 2011 – Chief Executive Officer and Secretary, 2011 to present –
President; Exchange Traded Concepts,
LLC, 2009 to present – Chief Executive Officer; and Exchange Listed Funds Trust, 2012 to present – President.

ETF Series Solutions 2012 – 2014 – Trustee
Richard Hogan (1961)	Secretary	Since 2011

Exchange Traded Concepts, LLC, 2011 to present — Director; Private Investor — 2003 to present; Exchange Traded Concepts Trust, 2011 to present — Secretary; Exchange Listed Funds Trust, 2012 to present — Trustee and Secretary; Peconic Land Trust, 2012 to present — Board Member and Treasurer; Yorkville ETF Advisors, 2011 to 2016 — Managing Member.

Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (9) – Trustee
James J. Baker Jr. (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.	None
Eric Kleinschmidt (1968)	Assistant Treasurer	Since 2013	SEI Investments Global Funds Services, 2004 to present – Director, Fund Accounting.	None
Joseph J. Scavetti, Jr. (1968)	Chief Compliance Officer	Since 2018	Cipperman Compliance Services, LLC, 2018 to present – Compliance Director; Palladiem, LLC, 2011 to January 2018 – Compliance Manager.	None

(1)     Each Officer serves at the pleasure of the Board of Trustees.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Disclosure of Fund Expenses

(Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses, acquired fund fees and expenses, and extraordinary expenses, if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (March 1, 2018 to August 31, 2018) (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/01/18	Ending Account Value 8/31/18	Annualized Expense Ratios	Expenses Paid During Period(1)
EMQQ The Emerging Markets Internet & Ecommerce ETF
Actual Fund Return	$1,000.00	$814.60	0.86%	$3.93
Hypothetical 5% Return	$1,000.00	$1,020.87	0.86%	$4.38

(1)     Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 184/365 (to reflect the one-half year period).

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Approval of Advisory Agreements

August 31, 2018 (Unaudited)

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) on May 22, 2018, the Board considered and approved the continuance of the following agreements (the “Agreements”) with respect to the EMQQ The Emerging Markets Internet & Ecommerce ETF (the “Fund”):

The investment advisory agreement between the Trust, on behalf of the Fund, and Exchange Traded Concepts, LLC (“ETC”), pursuant to which ETC currently provides advisory services to the Fund; and

The investment sub-advisory agreement between ETC and Penserra Capital Management LLC (“Penserra”), pursuant to which Penserra currently provides sub-advisory services to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved: (i) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Penserra are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Penserra, and at the Meeting, representatives from ETC and Penserra presented additional oral and written information to help the Board evaluate the Agreements. Among other things, representatives from ETC and Penserra provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services provided by ETC and Penserra, the Fund’s fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including a memorandum detailing the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the oral presentations of ETC and Penserra, and deliberated on the approval of the continuance of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Penserra.

In considering whether to approve the continuance of the Agreements, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Penserra to the Fund; (ii) the performance of the Fund; (iii) ETC’s and Penserra’s costs and profits realized from providing such services, including any fall-out benefits enjoyed by ETC and Penserra or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fees for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately without management present.

In considering the nature, extent, and quality of the services provided to the Fund, the Board considered ETC’s and Penserra’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include overseeing the activities of Penserra and monitoring compliance with various Fund policies and procedures and applicable securities regulations, while Penserra’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the oversight of the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Penserra’s investment personnel, the quality of ETC’s and Penserra’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that ETC and Penserra have appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Approval of Advisory Agreements

August 31, 2018 (Unaudited) (Continued)

of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and that it was provided with a memorandum from ETC updating the information previously provided. The Board further noted that it had reviewed Penserra’s registration form on Form ADV as well as Penserra’s responses to a detailed series of questions, which included a description of Penserra’s operations, service offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s and Penserra’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs managed by ETC and Penserra outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping, and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board was provided with reports regarding the past performance of the Fund, including a report prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds and a report comparing the Fund’s performance with the performance of the Fund’s underlying index, in each case for various time periods. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed information regarding the Fund’s index tracking, noting, as applicable, various factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s supervision of Penserra, including whether the Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that the Fund had underperformed its underlying index over certain periods, but that such underperformance was to be expected as it partially was the result of costs incurred by the Fund not incurred by its underlying index. The Board also noted that the Fund’s performance was nonetheless generally in line with that of its underlying index and believed that the extent of the underperformance therefore did not necessitate significant additional review. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to the Fund by ETC and Penserra.

The Board reviewed the advisory and sub-advisory fees paid to ETC and Penserra for their respective services provided to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by the peer funds. The Board took into account that due to the specialized nature of the Fund’s strategy, there are limitations in comparing its advisory fee to those of other funds and the information provided by the third party report may not provide meaningful direct comparisons to the Fund. The Board noted that the sub-advisory fee was consistent with the range of fees received by Penserra for its service as sub-adviser to other funds. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning that the Fund pays no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Penserra. The Board further found that the fee reflected a reasonable allocation of the advisory fee paid to ETC given the work performed by each firm. The Board considered the costs and expenses incurred by ETC and Penserra in providing advisory and sub-advisory services, evaluated the compensation and benefits received by ETC and Penserra from its relationship with the Fund, and reviewed profitability analyses from ETC and Penserra with respect to the Fund. In light of

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Approval of Advisory Agreements

August 31, 2018 (Unaudited) (Concluded)

this information, the Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have an August 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an August 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended August 31, 2018, the Fund is designating the following items with regard to distributions paid during the year.

	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Qualified Interest Income(4)	Qualified Short-Term Capital Gain(5)
EMQQ The Emerging Markets Internet & Ecommerce ETF	28.25%	71.75%	100.00%	0.00%	7.91%	0.00%	0.00%	100.00%

(1)     Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

(2)     The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)     “U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)     The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)     The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The Fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2018 the total amount of foreign source income is $27,707. The total amount of foreign tax paid is $88,066. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Supplemental Information

(Unaudited)

NAV is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The NAV of the Fund may also be impacted by the accrual of deferred taxes. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.emqqetf.com.

10900 Hefner Point Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Point Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management LLC

4 Orinda Way, 100-A

Orinda, CA 94563

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

EMQ-AR-001-0400

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees	$43,500	N/A	N/A	$14,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$11,000	N/A	N/A	$3,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1) The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)      The aggregate non-audit fees and services billed by Cohen for the fiscal years 2018 and 2017 were $0.

(h)      During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 9, 2018

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: November 9, 2018